EXPENSES BY NATURE (Tables)	6 Months Ended
Jun. 30, 2025
Other Income and Expenses [Abstract]
SCHEDULE OF BREAKDOWN OF OPERATING EXPENSES

The following table presents cost of sales and a breakdown of operating expenses (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Cost of Sales	$492,886	$308,910	$812,931	$488,894

Operating Expenses
General and Administrative Expenses	18,900	14,015	36,416	26,151
Salaries and Benefits	9,758	6,566	19,460	12,434
Stock-Based Compensation for Employees	1,714	2,066	3,019	3,420
Administrative Expenses	1,221	933	2,113	1,769
Professional Fees	5,007	3,304	9,200	6,422
Depreciation and Amortization Expense	398	340	777	666
Other General and Administrative Expenses	802	806	1,847	1,440
Marketing Expenses	23,284	15,889	40,981	28,518
Salaries and Benefits	413	237	803	442
Stock-Based Compensation for Employees	43	1	83	5
Stock-Based Compensation for Agents	3,478	2,335	6,593	4,472
Revenue Share	17,644	12,475	30,148	21,539
Other Marketing and Advertising Cost	1,707	841	3,355	2,060
Research and Development Expenses	3,993	2,608	7,925	5,070
Salaries and Benefits	2,360	1,322	4,754	2,713
Stock-Based Compensation for Employees	300	198	605	333
Other Research and Development	1,333	1,088	2,567	2,024
Settlement of Litigation	—	—	—	9,250
Total Operating Expenses	$46,177	$32,512	$85,322	$68,989
Total Cost of Sales and Operating Expenses	$539,063	$341,422	$898,253	$557,883